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VIA EDGAR TRANSMISSION Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549	Trayne Wheeler Trayne.Wheeler@klgates.com June 23, 2017

Re:	John Hancock Municipal Securities Trust (the “Trust”), on behalf of:

John Hancock High Yield Municipal Bond Fund and

John Hancock Tax-Free Bond Fund (collectively, the “Funds”)

File Nos. 033-32246; 811-05968

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the "1933 Act"); and (2) the Investment Company Act of 1940, as amended (the "1940 Act"), is Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 55 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register new Class R6 shares of the Funds. No fees are required in connection with this filing.

If you have any questions or comments concerning the foregoing, please call me at (617) 951-9068.

Sincerely,

/s/ Trayne S. Wheeler
Trayne S. Wheeler
K&L Gates LLP

Cc: Thomas Dee,
Assistant Secretary of the Trust